Property And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 3:	PROPERTY AND EQUIPMENT, NET

	December 31
	2011	2012

Cost:
Computers and peripheral equipment	$4,717	$5,848
Office furniture and equipment	640	848
Motor vehicles	45	10
Leasehold improvements	1,195	1,225

	6,597	7,931

Less accumulated depreciation	(5,712)	(6,323)

Property and Equipment, net	$885	$1,608

Depreciation expense amounted to approximately $520, $545 and $560 in 2010, 2011 and 2012, respectively.